3. SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION	12 Months Ended
Jan. 31, 2026
Notes
3. SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION

3.SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION

The accounting policies set out below have been applied consistently, to all periods presented in these Financial Statements.  The material accounting policies adopted by the Company are as follows:

(a)Foreign currency translation

The monetary assets and liabilities of the Company that are denominated in foreign currencies are translated to the functional currency at the rate of exchange at the reporting date and non-monetary items are translated using the exchange rate at the date of the transaction.  Revenues and expenses are translated at the exchange rates approximating those in effect at the time of the transaction.  Exchange gains and losses arising on translation are included in the statements of net loss and comprehensive loss.

(b)Cash and cash equivalents

Cash includes cash on hand and demand deposits.  Cash equivalents includes short-term, highly liquid investments that are readily convertible to known amounts of cash and have a maturity date of less than 90 days from the initial acquisition date of the investment and are subject to an insignificant risk of change in value.  As at January 31, 2026, the Company did not have any cash equivalents.

(c)Mineral property interests and Exploration and evaluation assets

All costs related to the acquisition of mineral properties are capitalized as Mineral Property interest.  The recorded cost of mineral property interests is based on cash paid and the fair market value of share consideration issued for mineral property interest acquisitions.

All pre-exploration costs, i.e. costs incurred prior to obtaining the legal right to undertake exploration and evaluation activities on an area of interest, are expensed as incurred.  Once the legal right to explore has been acquired, exploration and evaluation expenditures are capitalized in respect of each identifiable area of interest until the technical feasibility and commercial viability of extracting a mineral resource are demonstrable.  Costs incurred include appropriate technical overheads.  Exploration and evaluation assets are carried at historical cost, less any impairment losses recognized.

When technical feasibility and commercial viability of extracting a mineral resource are demonstrable for an area of interest, the Company stops capitalizing exploration and evaluation costs for that area, tests recognized exploration and evaluation assets for impairment and reclassifies any unimpaired exploration and evaluation assets either as tangible or intangible mine development assets according to the nature of the assets.  Mineral properties are reviewed for impairment whenever events or changes in circumstances indicate that its carrying amount may not be recoverable.  If, after management review, it is determined that the carrying amount of a mineral property is impaired, that property is written down to its estimated net realizable value.  When a property is abandoned, all related costs are written off to operations.

(d)Impairment

(i)Financial assets

The Company assesses on a forward-looking basis, the expected credit losses associated with its assets, even if no actual loss events have taken place.  In addition to past events and current conditions, reasonable and supportable forward-looking information that is available without undue cost or effort is considered in determining impairment.  One model applies to all financial instruments subject to impairment testing.

(ii)Non-financial assets

The carrying amounts of equipment, vehicles and furniture are reviewed at each reporting date to determine whether there is any indication of impairment.

The carrying amounts of mining properties and exploration and evaluation assets are assessed for impairment only when indicators of impairment exist, typically when one of the following circumstances applies:

•Exploration rights have / will expire in the near future;

•No future substantive exploration expenditures are budgeted;

•No commercially viable quantities discovered and exploration and evaluation activities will be discontinued; or

•Exploration and evaluation assets are unlikely to be fully recovered from successful development or sale.  If any such indication exists, then the asset’s recoverable amount is estimated.

Prior to January 31, 2022, the carrying value of the exploration and evaluation assets was reflective of historical costs incurred, which may or may not reflect their eventual recoverable value.

Mining properties and exploration and evaluation assets are also assessed for impairment upon the transfer of exploration and evaluation assets to development assets regardless of whether facts and circumstances indicate that the carrying amount of the exploration and evaluation assets is in excess of their recoverable amount.

The recoverable amount of an asset (or cash-generating unit) is the greater of its value in use and its fair value less costs to sell.  In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.  For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the "cash-generating unit", or "CGU").  The level identified by the group for the purposes of testing exploration and evaluation assets for impairment corresponds to each mining property.

An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its estimated recoverable amount.  Impairment losses are recognized in profit or loss.  Impairment losses recognized in respect of CGUs are allocated to the assets in the unit (group of units) on a pro rata basis.

Impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists.  An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount.  An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

(e)Restoration and close down provision

The Company is required to have a bond in place in an amount determined by the Ministry of Mines to provide for the costs of reclamation of the site disturbances.  This bond shows as Reclamation deposit in the assets on the statement of financial position.  The reclamation obligation is generally considered to have been incurred when mine assets are constructed or the ground environment is disturbed at the project location.

The Company also estimates the timing of the outlays, which is subject to change depending on continued operation or newly discovered reserves.  Additional disturbances or changes in restoration obligations will be recognized when they occur.

The Company has determined that it has no additional restoration obligations as at January 31, 2026.

(f)Equipment, vehicles and furniture

Equipment, vehicles and furniture are recorded at cost.  Depreciation is calculated on the residual value, which is the historical cost of an asset less the prior allowances made.  Depreciation methods, useful life and residual value are reviewed at each financial year-end and adjusted, if appropriate.  Where an item of equipment, vehicles and furniture is comprised of major components with different useful lives, the components are accounted for as separate items.  The Company currently provides for depreciation annually as follows:

Automobile	30% declining balance
Computer equipment	30% to 45% declining balance
Office furniture and equipment	20% declining balance

(g)Option based payments

The Company has an equity settled stock option plan that grants options to buy common shares of the Company to Eligible Persons (as defined by the policies of the TSX Venture Exchange and/or National Instrument 45-106).  The fair value of stock options are estimated at the measurement date, using the Black-Scholes option pricing model and recorded as option based payments expense in the statement of net loss and comprehensive loss and credited to contributed surplus within shareholders’ equity, over the vesting period of the stock options, based on the Company’s estimate of the number of stock options that will eventually vest.

(h)Private placement unit offerings

The Company engages in equity financing transactions to obtain the funds necessary to continue operations.  These equity financing transactions involve issuance of common shares or units (“Units”).  A Unit comprises a specific number of common shares and a specific number of share purchase warrants (“Warrants”) at a set price.  The Warrants are exercisable into additional common shares prior to expiry at a price and on the terms and conditions stipulated by the Financing Agreement.

Warrants that are part of Units are valued using residual value method which involves comparing the selling price of the Units to the Company’s share price on the announcement date of the financing.  The market value is then applied to the common share purchase (“Share Capital”), and any residual amount is assigned to the Warrants (“Warrant Reserve”).

Warrants that are issued as payments for agency fees or other transaction costs are accounted for as share-based payments and are recognized in equity.

Under IAS 32, these warrants are an equity instrument as they are not issued in exchange for goods or services and are exercisable for a fixed amount of cash, denominated in the functional currency.  Warrants classified as equity instruments are not subsequently re-measured for changes in fair value.

If a Warrant holder exercises the option to convert the Warrants into common shares, the accounting for the exercise will include the transfer of the Warrant Reserve value to the Share Capital account.  The accounting for unexercised Warrants will transfer the Warrant Reserve value to the Contributed Surplus account at the date the Warrants expire unexercised.

(i)Loss per share

The basic and diluted loss per share shown in these Financial Statements is calculated using the weighted-average number of common shares outstanding during the year.

The weighted average number of common shares outstanding for the year ended January 31, 2026 does not include the 3,363,000 (2025 – 3,333,000; 2024 – 2,465,000) stock options outstanding as the inclusion of these amounts would reduce the loss per share amount and are therefore considered anti-dilutive.

(j)Income taxes

Income tax expense comprises current and deferred tax.  Income tax is recognized in the statements of net loss and comprehensive loss except to the extent it relates to items recognized in other comprehensive income or directly in equity.

(i)Current tax

Current tax expense is based on the results for the period as adjusted for items that are not taxable or not deductible.  Current tax is calculated using tax rates and laws that were enacted or substantively enacted at the end of the reporting period.  Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation.  Provisions are established where appropriate on the basis of amounts expected to be paid to the tax authorities.

(ii)Deferred tax

Deferred taxes are the taxes expected to be payable or recoverable on the difference between the carrying amounts of assets in the statement of financial position and their corresponding tax bases used in the computation of taxable profit, and are accounted for using the statement of financial position liability method.  Deferred tax liabilities are generally recognized for all taxable temporary differences between the carrying amounts of assets and their corresponding tax bases.  Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized.  Such assets and liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill or from the initial recognition (other than in a business combination) of other assets in a transaction that affects neither the taxable profit nor the accounting profit.

Deferred tax liabilities:

•are generally recognized for all taxable temporary differences;

•are recognized for taxable temporary differences arising on investments in subsidiaries except where the reversal of the temporary difference can be controlled and it is probable that the difference will not reverse in the foreseeable future; and

•are not recognized on temporary differences that arise from goodwill which is not deductible for tax purposes.

Deferred tax assets:

•are recognized to the extent it is probable that taxable profits will be available against which the deductible temporary differences can be utilized; and

•are reviewed at the end of the reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of an asset to be recovered.

(k)Financial instruments

The Company recognizes all financial assets initially at fair value and classifies them into one of the following measurement categories: fair value through profit or loss (“FVTPL”), fair value through other comprehensive income (“FVTOCI”) or amortized cost, as appropriate.

Financial liabilities are initially recognized at fair value and classified as either FVTPL or amortized cost, as appropriate.

Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership.

At each reporting date, the Company assesses whether there is objective evidence that a financial asset has been impaired.

The Company had made the following classification of its financial instruments:

Financial asset or liability	Category
Cash and cash equivalents	amortized cost
Receivables (excluding GST receivable)	amortized cost
Reclamation deposits	amortized cost
Accounts payable and accrued liabilities	amortized cost
Amounts owing to related parties	amortized cost

Financial instruments measured at fair value are classified into one of the three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

•Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly;

•Level 3 – Inputs that are not based on observable market data.

(l)Equity instruments

Equity instruments issued by the Company are recorded at the proceeds received net of direct issuance costs.  The Company has its common shares as equity instruments.

(m)Right-of-use assets and lease liabilities

Leasing activity for the Company typically involves the lease of office space.

For any leases of more than 12 month duration, the Company recognizes a right-of-use asset to represent its right to use the underlying asset and the lease liabilities representing its obligation to make lease payments.  On the statement of financial position, the right-of-use asset is presented net of accumulated amortization and is disclosed under right-of-use assets and is depreciated over the lease term.  The lease liability is disclosed as a separate line item, allocated between current and non-current liabilities.  The lease liability is measured at the present value of the expected lease payments at inception and discounted using the Company’s incremental borrowing rate.  Judgement is required to determine the incremental borrowing rate.

The expected life and residual values for the Company’s right of use asset as at January 31, 2026 was as follows:

	Expected Life	Residual Value
Office Lease	Up to 1 year	-

(n)Provisions

A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation.  Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects the current market assessments of the time value of money and the risks specific to the liability.  The unwinding of the discount is recognized as a finance cost.  The Company has not recognized any legal or constructive obligations based on past events during the current period.

(o)Finance costs

Finance costs comprise interest expense on borrowings and the reversal of the discount on provisions.  Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in the income statement using the effective interest method.  The Company currently does not have any finance costs.